PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

The components of property and equipment are as follows:

	As of December 31,
	2014	2015
Leasehold improvements	$3,723	$3,887
Furniture, fixtures and office equipment	2,431	2,440
Software and IT equipment	3,059	3,013

Property and equipment, gross	9,213	9,340
Less: Accumulated depreciation	(5,549)	(7,131)

Property and equipment, net	$3,664	$2,209

Depreciation expenses incurred for the years ended December 31, 2013, 2014 and 2015 are $1,361, $1,838 and $2,118, respectively.